DEBT SECURITIES IN ISSUE (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of debt securities in issue [Abstract]
Disclosure of detailed information about bonds issued to different entities [text block]
Duly authorized by the authority in each country bonds have been issued as follows:

As of December 31, 2018

Issuer	Currency		Face value (2)	Balance	Rate Range
Bancolombia S.A.	Local	COP	4,533,392	4,607,153	IPC (1) +2.60%-10.89%
Bancolombia S.A.	Foreign	USD	3,237,466	10,452,432	2.60%-6.22%%
Banco Agrícola S.A.	Foreign	USD	547,000	1,774,852	5.27%-7.17%
Bancolombia Panamá S.A.	Foreign	USD	139,280	457,495	2.60%-3.50%
Grupo Agromercantil Holding S.A.	Foreign	USD	300,939	986,476	0.25%-7.25%
Banismo S.A. y filiales	Foreign	USD	606,635	1,980,824	2.65%-5.00%
Bancolombia Puerto Rico Internacional Inc	Foreign	USD	8,499	28,001	2.70%-3.00%
Total				20,287,233

(1)	Consumer price index.
(2)	Face value is in US dollar for foreign currency bonds.

As of December 31, 2017

Issuer	Currency		Face value (2)	Balance	Rate Range
Bancolombia S.A.	Local	COP	5,162,515	5,247,501	5.59%-IPC (1) +7%
Bancolombia S.A.	Foreign	USD	3,242,405	9,532,927	1.90%-6.31%
Banco Agrícola S.A.	Foreign	USD	547,000	1,622,238	5.36%-7.99%
Bancolombia Panamá S.A.	Foreign	USD	260,310	784,567	1.90%-2.90%
Grupo Agromercantil Holding S.A.	Foreign	USD	302,264	910,270	0.25%-7.25%
Banismo S.A. y filiales	Foreign	USD	519,300	1,551,211	2.65%-3.65%
Total				19,648,714

(1)	Consumer price index.
(2)	Face value is US dollar for foreign currency bonds.

Disclosure of detailed information about breakdown of the Bank securities in issue by maturity [text block]
The breakdown of the Bank securities in issue by maturity is as follows:

As of December 31, 2018

Issuer	Less than a year	1 to 3 years	3 to 5 years	more than 5 years	Total amortized cost
In millions of COP
Local currency
Subordinated bonds (1)	-	-	-	1,425,034	1,425,034
Ordinary bonds	-	-	154,813	3,027,306	3,182,119
Foreign currency
Subordinated bonds (1)	-	-	-	6,790,506	6,790,506
Ordinary bonds	652,579	339,419	159,721	7,737,855	8,889,574
Total	652,579	339,419	314,534	18,980,701	20,287,233

(1)
The subordinated bonds, in the event of default of the Bank, will be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities.

As of December 31, 2017

Issuer	Less than a year	1 to 3 years	3 to 5 years	more than 5 years	Total amortized cost
In millions of COP
Local currency
Subordinated bonds (1)	-	-	163,778	2,410,209	2,573,987
Ordinary bonds	-	-	802	2,672,712	2,673,514
Foreign currency
Subordinated bonds (1)	-	-	-	6,156,094	6,156,094
Ordinary bonds	535,020	758,879	44,740	6,906,480	8,245,119
Total	535,020	758,879	209,320	18,145,495	19,648,714

(1)
The subordinated bonds, in the event of default of the Bank, will be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities.

Disclosure of detailed information about debt securities in issue by maturity [text block]
The following is a schedule of the debt instruments in issue by maturity:

Issuer	December 31, 2018	December 31, 2017
In millions of COP
Amount expected to be settled:
No more than twelve months after the reporting period	2,854,161	2,352,801
More than twelve months after the reporting period	17,433,072	17,295,913
Total	20,287,233	19,648,714